Profit (loss) per share	12 Months Ended
Dec. 31, 2017
Profit (loss) per share [Abstract]
Profit (loss) per share
27	Profit (loss) per share

At December 31, 2017, 2016 and 2015 number of shares outstanding during the year. There are no potentially dilutive instruments outstanding, therefore basic and diluted profit (loss) per share are the same.